Details of Significant Accounts - Summary of Amortization Charges of Intangible Assets Recorded in Operating Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Intangible Assets [Line Items]
Amortization charges	$ 3,207	$ 114	$ 6,648
General and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization charges	2,539	90	2,796
Research and Development Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization charges	$ 668	$ 24	$ 3,852